DEBT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt	$ 2,607,124	$ 869,500	$ 1,575,000
Debt discount	(106,680)	(74,028)	(915,343)
Short term debt	2,500,444	795,472	659,657
Less current portion	365,955	277,613	80,685
Long term portion	2,134,489	517,859	578,972
Note Payable [Member]
Debt Instrument [Line Items]
Debt	360,635	458,500	375,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt	2,070,500	386,000	1,175,000
Convertible Notes Payable Related Party [Member]
Debt Instrument [Line Items]
Debt	22,000	25,000	$ 25,000
Note Payable Related Party [Member]
Debt Instrument [Line Items]
Debt	$ 153,989